AXS Short China Internet ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$1,490,317
TOTAL NET ASSETS — 100.0%	$1,490,317

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Premium Paid (Received)	UnrealizedAppreciation (Depreciation)

Cowen	Kraneshares CSI China Internet ETF	Pay	3.32% (OBRF01* - 100bps)	At Maturity	5/3/2023	$(1,343,268)	$-	$(142,542)
TOTAL EQUITY SWAP CONTRACTS								$(142,542)

*	OBFR01 - Overnight Bank Funding Rate, 4.32% as of December 31, 2022.